COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Commitments And Contingencies Disclosure [Line Items]
Operating Leases, Rent Expense	$ 1,811	$ 1,492	$ 2,067
Commitments and contingencies
Outstanding Guarantees	58,747
Line of Credit Facility, Amount Outstanding	205,129	$ 230,074
Purchase Obligation, Due in Next Twelve Months	156,090
Capital Commitments [Member]
Commitments And Contingencies Disclosure [Line Items]
Commitments and contingencies	1,796
Standby Letters of Credit [Member]
Commitments And Contingencies Disclosure [Line Items]
Line of Credit Facility, Amount Outstanding	40,800
Performance Guarantee [Member]
Commitments And Contingencies Disclosure [Line Items]
Restricted Cash and Cash Equivalents	$ 27,994